Debt Due to Related Parties	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Debt Due To Related Parties
Debt Due to Related Parties

8. Debt Due to Related Parties

As of September 30, 2025 and March 31, 2025, the Company’s debt due to related parties consisted of the following:

(Dollars in thousands)	September 30, 2025	March 31, 2025
First Lien Credit Agreement	$21,260	$21,260
Second Lien Credit Agreement	72,983	72,983
Term Loan	7,824	22,000
Other borrowings	2,350	2,292
Unamortized debt discount, net	(457)	(639)
Total debt due to related parties	$103,960	$117,896

First and Second Lien Credit Agreements

On August 13, 2020, Ben, through its subsidiary Beneficient Capital Company II, L.L.C. (formerly known as Beneficient Capital Company, L.L.C.) (“BCC”), executed the Second Amended and Restated First Lien Credit Agreement (“First Lien Credit Agreement”) and the Second Amended and Restated Second Lien Credit Agreement (“Second Lien Credit Agreement”) collectively, (the “Second A&R Agreements”) with its lender, HCLP Nominees, L.L.C (“HCLP”), to amend its First Lien Credit Agreement and Second Lien Credit Agreement dated September 1, 2017 and December 28, 2018, respectively. The Second A&R Agreements have been further amended from time to time to extend the maturity date and defer principal and interest payments, among other things. In connection with certain of the amendments to the Second A&R Agreements, Ben agreed to pay extension fees on a percentage of the amount outstanding under the credit agreements as of the date of the respective amendment.

On March 24, 2022, Ben executed Consents and Amendments No. 4 to the Second A&R Agreements with HCLP, which, among other things, (i) deferred the payment of accrued and unpaid interest to March 24, 2022, (ii) evidenced the terms agreed to in the December 1, 2021 term sheet, (iii) extended the maturity date of the loans to August 31, 2023, and (iv) established revised installment payments for each loan of $5.0 million due on May 10, 2022, August 10, 2022, December 10, 2022, and March 10, 2023, so long as each payment does not cause the Company to incur a going concern, and (v) amended the occurrence of an event of default to require notice from HCLP on almost all potential defaults listed under the Second A&R Agreements. In addition, Ben agreed to pay fees totaling approximately 6.5% of the outstanding principal before giving effect to the amendments.

On February 15, 2023, Ben executed those certain Amendment No. 5 to Second Amended and Restated Credit Agreement and Consent and Amendment No. 5 to Second Amended and Restated Second Lien Credit Agreement with HCLP, pursuant to which, as required by Amendments No. 4, certain Ben subsidiaries became subsidiary guarantors and entered into those certain Amended and Restated Security and Pledge Agreement (First Lien) and Amended and Restated Security and Pledge Agreement (Second Lien), that certain first lien Guaranty and that certain second lien Guaranty.

On June 5, 2023, BCH, entered into those certain Consent and Amendment No. 6 to Second Amended and Restated Credit Agreement, which amended the First Lien Credit Agreement, and Consent and Amendment No. 6 to Second Amended and Restated Second Lien Credit Agreement (collectively, the “Sixth Amendments”), which amended the Second Lien Credit Agreement, each among BCH, HCLP and the other parties thereto. Among other things, the Sixth Amendments (i) allowed for the consummation of the Transactions pursuant to the Business Combination Agreement, and effective as June 7, 2023 (ii) amended the definition of “Change of Control” (as defined therein), and (iii) provided that Beneficient will be the “Parent” thereunder.

On July 12, 2023, BCH, entered into (a) that certain Amendment No. 7 to the First Lien Amendment, which amended the First Lien Credit Agreement, and (b) that certain Amendment No. 7 to Second Lien Amendment (together with the First Lien Amendment, the “Seventh Amendments”), which amended the Second Lien Credit Agreement, each among BCH, HCLP and the other parties thereto. Among other things, the Seventh Amendments (i) modified the interest rate to a fixed rate of 9.5%, (ii) extended the maturity dates of the First Lien Amendment and the Second Lien Amendment to September 15, 2024 and September 15, 2027, respectively, and (iii) agreed to installment payments on the First Lien Amendment of $5.0 million on each of March 29th, June 28th, September 29th, and December 29th of each year for so long as the obligations remain outstanding, and so long as such payments do not cause a going concern. No payments will be made on the Second Lien Amendment until the obligations on the First Lien Amendment have been fully satisfied. Effective on July 31, 2024, the maturity date of the First Lien Credit Agreement was extended from September 15, 2024 to February 1, 2025, and certain mandatory prepayment obligations thereunder were waived by HCLP until February 1, 2025. On January 31, 2025, these terms were further extended to February 8, 2025 and then on February 8, 2025 the terms were extended to February 15, 2025. Furthermore, effective as of March 1, 2025, the Company’s obligations under the First Lien Credit Agreement were waived by HCLP through April 1, 2025, and the maturity date of the First Lien Credit Agreement was extended through April 1, 2025. These terms were then extended through April 7, 2025 and again through April 14, 2025.

No payments of principal or interest have been made on the First Lien or Second Lien Credit Agreements since an interest payment made in March 2023. Accrued interest on the First Lien or Second Lien Credit Agreements of $24.0 million as of September 30, 2025 and $18.6 million as of March 31, 2025 is included in other liabilities in the consolidated statements of financial condition.

As part of the Seventh Amendments, Ben agreed to pay fees totaling approximately $0.1 million. During the six months ended September 30, 2025 and 2024, no deferred financing costs were paid to HCLP. As of September 30, 2025 and March 31, 2025, the unamortized premium related to the Second A&R Agreements was $0.2 million and $0.3 million, respectively.

In connection with the Second A&R Agreements, Beneficient Holdings, Inc. (“BHI”), which owns a majority of the BCH Class S Ordinary Units, BCH Preferred A-1, and FLP Subclass 1 Unit Accounts issued by BCH, will grant certain tax-related concessions to HCLP as may be mutually agreed upon between the parties. In exchange for the tax-related concessions, 5.0% of BHI’s BCH Preferred A-1, which will be held by HCLP, may convert to BCH Preferred A-0. In addition, recipients of a grant of BCH Preferred A-1 from BHI will have the right to put an amount of BCH Preferred A-1 to Ben equal to any associated tax liability stemming from any such grant; provided that the aggregated associated tax liability shall not relate to more than $30.0 million of grants of BCH Preferred A-1 from BHI. No such liability existed as of September 30, 2025 and March 31, 2025.

The Second A&R Agreements and ancillary documents contain covenants that (i) prevent Ben from issuing any securities senior to the BCH Preferred A-0 or BCH Preferred A-1; (ii) prevent Ben from incurring additional debt or borrowings greater than $10.0 million, other than trade payables, while the loans are outstanding; and (iii) prevent, without the written consent of HCLP, GWG Holdings from selling, transferring, or otherwise disposing of any BCH Preferred A-1 held as of May 15, 2020, other than to its subsidiary GWG DLP Funding V, LLC. GWG no longer holds any BCH Preferred A-1 Unit Accounts. Ben obtained consents for the Second A&R Agreements from HCLP in connection with the HH-BDH Credit Agreement (as defined below).

On April 14, 2025, the HCLP Loan purportedly matured, and on July 30, 2025, we received written notice (the “Notice”) from HCLP that events of default occurred with respect to the Second A&R Agreements. The Notice provided that, among other thing, (i) with respect to the First Lien Credit Agreement, a default occurred on April 14, 2025, and has been continuing at all times since that date through July 29, 2025, as a result of BCH’s failure to pay all outstanding obligations (including all principal and accrued interest on the loan made pursuant to the First Lien Credit Agreement) on April 14, 2025, and that such default constitutes an Event of Default (as defined in the First Lien Credit Agreement) (such default, the “First Lien Event of Default”) and (ii) with respect to the Second Lien Credit Agreement, a default also occurred on April 14, 2025, which has been continuing at all times since that date through July 29, 2025, as a result of the First Lien Event of Default, which also constitutes an Event of Default (as defined in the Second Lien Credit Agreement) pursuant to the Second Lien Credit Agreement (the “Second Lien Event of Default,” and together with the First Lien Event of Default, the “Specified Events of Default”).

The Notice also provided that, as a result of the Specified Events of Default, the outstanding principal amount of the loans under the Second A&R Agreements and all other amounts owing or payable under each credit agreement or under any other loan document was immediately due and payable (including, without limitation, all interest accrued through July 29, 2025, and all amounts owing under Section 9.04(b) of each credit agreement). Furthermore, the Notice also declared that Accrued Interest (as defined in the Second A&R Agreements), effective as of April 14, 2025, shall accrue on each calendar day on the outstanding amount of the loan under each Credit Agreement, after as well as before judgment, at a rate equal to 11.5% per annum and such accrued interest shall be payable on demand.

As a result of the Specified Events of Default, in accordance with Section 5(c)(i) of each certain security agreements executed in connection with Second A&R Agreements, the Notice provides that the pledgors pursuant to such security agreements are prohibited from selling, transferring, exchanging, disposing of, or granting any option with respect to the following collateral and any related proceeds as of July 29, 2025: (i) the equity interests in the underlying investment funds, in each case together with the certificates (or other agreements or instruments), if any, representing such equity interests, and all options and other rights, contractual or otherwise, with respect thereto; (ii) the loans and loan agreements made to the funding trusts; (iii) the acquisition documents; (iv) all other accounts, chattel paper, documents, general intangibles, instruments, investment property, money, deposit accounts, goods, commercial tort claims, letters of credit, letter of credit rights and supporting obligations; (v) all proceeds of the property described in the foregoing clauses (i), (ii), (iii) and (iv); and (vi) all books and records (including computer software and other records) pertaining to any of the foregoing.

Consistent with the assertions contained in the Notice, HCLP delivered certain letters to each of the Company entity guarantors and pledgors (including BCH, Ben Liquidity, and Beneficient USA, among others) requesting various remedies, including demands for payment of the outstanding obligations and the transfer of applicable HCLP loan collateral and any proceeds therefrom, pursuant to purported rights under the HCLP Loan Agreement. Additionally, HCLP delivered certain letters to Delaware Trust Company, as trustee of certain custody trusts (LT-1 – LT-28 Custody Trusts) that hold HCLP loan collateral, requesting various remedies including the transfer of their applicable HCLP loan collateral and any proceeds therefrom, pursuant to purported rights under the HCLP Loan Agreement. The Company has communicated with the non-Company recipients of the HCLP notices to relay the Company’s position.

On June 19, 2025, Mr. Heppner resigned from his position as CEO and Chairman of the Board of Directors following a request from the Company’s counsel, acting at the direction of the Audit Committee of the Board of Directors, for Mr. Heppner to sit for a formal interview regarding, among other things, his knowledge of certain documents and information concerning Mr. Heppner’s relationship to HCLP provided to the Company’s auditors in 2019. The interview request was made after the Company identified credible evidence that Mr. Heppner participated in fabricating and delivering fake documents to the Company regarding his and others’ relationships to HCLP, knowing that these documents would be provided to the Company’s auditors. The Company is investigating additional information it has learned about other conduct by Mr. Heppner and other persons that purportedly controlled HCLP to determine the extent to which any of that conduct surrounding HCLP was fraudulent. On November 4, 2025, Mr. Heppner was indicted by the United States Southern District of New York charging Mr. Heppner with various counts comprised of securities fraud, wire fraud, conspiracy to commit securities fraud and wire fraud, false statements to auditors, and falsification of records.

On August 5, 2025, HCLP filed a summons with notice in the Supreme Court of the State of New York seeking a judgment against the Company for amounts owed under the HCLP Loan Agreement in addition to attorney’s fees and litigation costs. The summons with notice did not include a complaint and has not been served on the Company. No action is required by the Company until it has been served. In light of these circumstances, the Company is evaluating the validity of its obligations under the HCLP Loan Agreement and the liens securing the HCLP Loan and is considering all options that it may pursue related to this conduct, including counter claims and litigation against Mr. Heppner, HCLP and any direct or indirect control parties of HCLP. The Company intends to vigorously pursue its claims regarding the validity of such purported indebtedness.

Term Loan

On October 19, 2023, Beneficient Financing, L.L.C. (the “Borrower”), a wholly owned subsidiary of the Company, and BCH, as guarantor (the “Guarantor” and together with the Borrower, the “Loan Parties”), entered into a Credit and Guaranty Agreement (as amended, the “HH-BDH Credit Agreement”) with HH-BDH L.L.C. (the “HH-BDH”), as administrative agent. HH-BDH’s sole member is Hicks Holdings. The managing member of Hicks Holdings is Mr. Thomas O. Hicks, a member of the Company’s Board of Directors. HH-BDH funded the amounts under the HH-BDH Credit Agreement with the proceeds of a third-party financing (the “Financing”).

The HH-BDH Credit Agreement provides for a three-year term loan in the aggregate principal amount of $25.0 million (the “Term Loan”), which was fully drawn on closing. On August 16, 2024, that certain Amendment No. 1 and Waiver No. 1 to the Credit and Guaranty Agreement and Each Other Loan Document (the “Amendment,” and the Credit Agreement, as amended by the Amendment, the “Amended Credit Agreement”), was executed to add a subsequent term loan of $1.7 million, which was fully drawn upon the closing of the Amendment (together with the Term Loan, the “Loans”).

The Amended Credit Agreement also required the Borrower to prepay the outstanding principal balance of the Loans in the amount of $200 thousand, $200 thousand, $200 thousand, $200 thousand and $875 thousand on each of September 7, 2024, October 7, 2024, November 7, 2024, December 7, 2024 and December 31, 2024, respectively. Furthermore, on each Required Payment Date (defined in the Amended Credit Agreement as December 31, 2024 and the last business day of each calendar month thereafter), the Borrower shall prepay the outstanding principal balance of the Loans by an amount equal to the lesser of (a) the Total Portfolio Net Receipts (as defined in the Amended Credit Agreement) for the most recently ended period beginning on the 16th day of each month and ending on the 15th day of the immediately following month, and (b) as of each Required Payment Date, an amount equal to the excess, if any, of (x)(i) the number of Required Payment Dates occurring on or prior to such Required Payment Date, multiplied by (ii) $500,000, minus (y) the amount of all Excess Payments (as defined in the Amended Credit Agreement) made prior to such Required Payment Date. Additionally, the Amended Credit Agreement requires the Borrower to make certain minimum monthly payments to prepay the balance of the Loans.

Borrowings under the HH-BDH Credit Agreement, as amended, bear interest, at the Company’s option, calculated according to a base rate, adjusted term SOFR rate, or adjusted daily simple SOFR rate, plus an applicable margin, subject to a Maximum Rate determined by applicable law in the State of New York. The Company elected the adjusted daily simple SOFR rate with a margin of 6.5% for the first two years and 5.5% for the third year for the Loans. Accrued and unpaid interest is payable monthly, upon prepayment, and at maturity.

The Loans will mature on October 19, 2026, and all remaining outstanding principal amounts and accrued and unpaid interest thereon shall be due and payable on such date. As of September 30, 2025 and March 31, 2025, the unamortized discount related to the Term Loan was $0.7 million and $0.9 million, respectively.

During the six months ended September 30, 2025, we agreed to an advance, as part of a currently ongoing negotiation to enter into an amendment to the Term Loan, to add an additional term loan of $850 thousand, which was used to provide working capital. Such negotiations remain in process as of the issuance date of these financial statements.

The Term Loan is secured in part by pledges of: (a) substantially all of the assets of the Borrower, (b) the Guarantor’s equity interests in the Borrower, (c) 97.5% of the equity interests held by The EP-00117 Custody Trust, a Delaware statutory trust known as the “Custody Trust,” in certain entities that hold interests in private investment funds, which, as of September 30, 2025 and March 31, 2025, represented approximately 26.5% and 41.9%, respectively, of all assets held by the Customer ExAlt Trusts and (d) certain deposit accounts.

The HH-BDH Credit Agreement, as amended, contains customary representations, warranties, affirmative and negative covenants, including covenants which restrict the ability of the Loan Parties, the Custody Trust and certain affiliated entities to, among other things, create liens, incur additional indebtedness, make certain restricted payments and engage in certain other transactions, in each case subject to certain customary exceptions. In addition, the HH-BDH Credit Agreement, as amended, contains certain financial maintenance covenants, including a debt service coverage ratio of 2.00 to 1.00 and beginning December 31, 2024, a minimum liquidity requirement of $4.0 million, measured on the last day of each month.

Additionally, the HH-BDH Credit Agreement, as amended, contains customary events of default relating to, among other things, payment defaults, breach of covenants, cross default of material indebtedness, bankruptcy-related defaults, judgment defaults, the occurrence of certain change of control events, and the Class A common stock being suspended from trading for more than two consecutive days or delisting from Nasdaq. The occurrence of an event of default may result in the acceleration of repayment obligations with respect to any outstanding principal amounts and foreclosure on the collateral. As part of the Amendment, certain events of default resulting from the occurrence of the Acknowledged Defaults (as defined in the Amendment) were waived, provided that in the case of the expense reimbursement default, the Borrower must cure the expense reimbursement default upon the earlier of (i) November 1, 2024 and (ii) two business days following the effectiveness of Company’s registration statement for resale of the shares of Class A common stock, underlying the Convertible Debentures and warrants described in Note 7.

The Company has at times in late fiscal year 2025 and in subsequent periods been in default on certain of these requirements, including delayed interest and principal payments and noncompliance with the minimum monthly liquidity requirement, among others. As of the issuance date of these financial statements, the lender has not notified the Company that it intends to declare an event of default related to these defaults involving certain payment obligations, financial covenants, and information reporting requirements, and the Company is actively working with the lender on waivers related to these defaults along with an amendment to the HH-BDH Credit Agreement. Such negotiations remain in process as of the issuance date of these financial statements.

The events of default under the Second A&R Agreements described above triggered a cross default provision in the HH-BDH Credit Agreement. The Company timely notified HH-BDH of the cross default and, as of the issuance date of these financial statements, HH-BDH has not notified the Company that it intends to declare an event of default as its relates to the cross default provision of the HH-BDH Credit Agreement.

Hicks Holdings will receive the following fees and payments in connection with the Loans:

●	A non-refundable fee in an amount equal to 1.0% of the aggregate commitments under the Term Loan upon execution of the HH-BDH Credit Agreement (the “Closing Date”);

●	On each Payment Date, from and including: (1) from the Closing Date until the second anniversary of the Closing Date, an interest payment at an interest rate equal to 3.0% per annum; and (2) from the second anniversary of the Closing Date until the loans are repaid in full, interest payments at an interest rate equal to 2.0% per annum (such interest is in included in HH-BDH’s receipt of interest payments as described above);

●	If any amounts under the HH-BDH Credit Agreement are prepaid prior to the scheduled Make Whole Date, including by reason of acceleration, a make-whole payment equal to the product of the principal amounts being repaid and the applicable interest rate plus 3.0% and the number of calendar days between the date of such prepayment and the scheduled Make Whole Date, divided by 360; and

●	Certain fees, payments and expenses incurred by Hicks Holdings in connection with the Financing.

Aggregate maturities of principal, considering the existing events of default as described above, on the debt due to related parties for the next five fiscal years ending March 31 are as follows:

(Dollars in thousands)	Debt Due to Related Parties
2026	$104,417
2027	—
2028	—
2029	—
2030	—

11. Debt Due to Related Parties

As of March 31, 2025 and 2024, the Company’s debt due to related parties consisted of the following:

(Dollars in thousands)	March 31, 2025	March 31, 2024
First Lien Credit Agreement	$21,260	$21,264
Second Lien Credit Agreement	72,983	72,996
Term Loan	22,000	25,000
Other borrowings	2,292	2,180
Unamortized debt discount, net	(639)	(935)
Total debt due to related parties	$117,896	$120,505

First and Second Lien Credit Agreements

On August 13, 2020, Ben, through its subsidiary Beneficient Capital Company II, L.L.C. (formerly known as Beneficient Capital Company, L.L.C.) (“BCC”), executed the Second Amended and Restated First Lien Credit Agreement (“First Lien Credit Agreement”) and the Second Amended and Restated Second Lien Credit Agreement (“Second Lien Credit Agreement”) collectively, (the “Second A&R Agreements”) with its lender, HCLP Nominees, L.L.C (“HCLP”), to amend its First Lien Credit Agreement and Second Lien Credit Agreement dated September 1, 2017 and December 28, 2018, respectively. The Second A&R Agreements have been further amended from time to time to extend the maturity date and defer principal and interest payments, among other things. In connection with certain of the amendments to the Second A&R Agreements, Ben agreed to pay extension fees on a percentage of the amount outstanding under the credit agreements as of the date of the respective amendment.

On March 24, 2022, Ben executed Consents and Amendments No. 4 to the Second A&R Agreements with HCLP, which, among other things, (i) deferred the payment of accrued and unpaid interest to March 24, 2022, (ii) evidenced the terms agreed to in the December 1, 2021 term sheet, (iii) extended the maturity date of the loans to August 31, 2023, and (iv) established revised installment payments for each loan of $5.0 million due on May 10, 2022, August 10, 2022, December 10, 2022, and March 10, 2023, so long as each payment does not cause the Company to incur a going concern, and (v) amended the occurrence of an event of default to require notice from HCLP on almost all potential defaults listed under the Second A&R Agreements. In addition, Ben agreed to pay fees totaling approximately 6.5% of the outstanding principal before giving effect to the amendments.

On February 15, 2023, Ben executed those certain Amendment No. 5 to Second Amended and Restated Credit Agreement and Consent and Amendment No. 5 to Second Amended and Restated Second Lien Credit Agreement with HCLP, pursuant to which, as required by Amendments No. 4, certain Ben subsidiaries became subsidiary guarantors and entered into those certain Amended and Restated Security and Pledge Agreement (First Lien) and Amended and Restated Security and Pledge Agreement (Second Lien), that certain first lien Guaranty and that certain second lien Guaranty.

On June 5, 2023, BCH, entered into those certain Consent and Amendment No. 6 to Second Amended and Restated Credit Agreement, which amended the First Lien Credit Agreement, and Consent and Amendment No. 6 to Second Amended and Restated Second Lien Credit Agreement (collectively, the “Sixth Amendments”), which amended the Second Lien Credit Agreement, each among BCH, HCLP and the other parties thereto. Among other things, the Sixth Amendments (i) allowed for the consummation of the Transactions pursuant to the Business Combination Agreement, and effective as June 7, 2023 (ii) amended the definition of “Change of Control” (as defined therein), and (iii) provided that Beneficient will be the “Parent” thereunder.

On July 12, 2023, BCH, entered into (a) that certain Amendment No. 7 to the First Lien Amendment, which amended the First Lien Credit Agreement, and (b) that certain Amendment No. 7 to Second Lien Amendment (together with the First Lien Amendment, the “Seventh Amendments”), which amended the Second Lien Credit Agreement, each among BCH, HCLP and the other parties thereto. Among other things, the Seventh Amendments (i) modified the interest rate to a fixed rate of 9.5%, (ii) extended the maturity dates of the First Lien Amendment and the Second Lien Amendment to September 15, 2024 and September 15, 2027, respectively, and (iii) agreed to installment payments on the First Lien Amendment of $5.0 million on each of March 29th, June 28th, September 29th, and December 29th of each year for so long as the obligations remain outstanding, and so long as such payments do not cause a going concern. No payments will be made on the Second Lien Amendment until the obligations on the First Lien Amendment have been fully satisfied. Effective on July 31, 2024, the maturity date of the First Lien Credit Agreement was extended from September 15, 2024 to February 1, 2025, and certain mandatory prepayment obligations thereunder were waived by HCLP until February 1, 2025. On January 31, 2025, these terms were further extended to February 8, 2025 and then on February 8, 2025 the terms were extended to February 15, 2025. Furthermore, effective as of March 1, 2025, the Company’s obligations under the First Lien Credit Agreement were waived by HCLP through April 1, 2025, and the maturity date of the First Lien Credit Agreement was extended through April 1, 2025. These terms were then extended through April 7, 2025 and again through April 14, 2025.

No payments of principal or interest have been made on the First Lien or Second Lien Credit Agreements since an interest payment made in March 2023. Accrued interest on the First Lien or Second Lien Credit Agreements of $18.6 million as of March 31, 2025 and $9.5 million as of March 31, 2024 is included in other liabilities in the consolidated statement of financial condition.

As part of the Seventh Amendments, Ben agreed to pay fees totaling approximately $0.1 million. During the years ended March 31, 2025 and 2024, no deferred financing costs were paid to HCLP. As of March 31, 2025 and 2024, the unamortized premium related to the Second A&R Agreements was $0.3 million and $0.5 million, respectively. Through March 31, 2025, all required principal and interest payments due under the Second A&R Agreements have been paid.

In connection with the Second A&R Agreements, Beneficient Holdings, Inc. (“BHI”), which owns a majority of the BCH Class S Ordinary Units, BCH Preferred A-1, and FLP Subclass 1 Unit Accounts issued by BCH, will grant certain tax-related concessions to HCLP as may be mutually agreed upon between the parties. In exchange for the tax-related concessions, 5.0% of BHI’s BCH Preferred A-1, which will be held by HCLP, may convert to BCH Preferred A-0. In addition, recipients of a grant of BCH Preferred A-1 from BHI will have the right to put an amount of BCH Preferred A-1 to Ben equal to any associated tax liability stemming from any such grant; provided that the aggregated associated tax liability shall not relate to more than $30.0 million of grants of BCH Preferred A-1 from BHI. No such liability existed as of March 31, 2025 and 2024.

The Second A&R Agreements and ancillary documents contain covenants that (i) prevent Ben from issuing any securities senior to the BCH Preferred A-0 or BCH Preferred A-1; (ii) prevent Ben from incurring additional debt or borrowings greater than $10.0 million, other than trade payables, while the loans are outstanding; and (iii) prevent, without the written consent of HCLP, GWG Holdings from selling, transferring, or otherwise disposing of any BCH Preferred A-1 held as of May 15, 2020, other than to its subsidiary GWG DLP Funding V, LLC. GWG no longer holds any BCH Preferred A-1 Unit Accounts. Ben obtained consents for the Second A&R Agreements from HCLP in connection with the HH-BDH Credit Agreement (as defined below).

On April 14, 2025, the HCLP Loan purportedly matured, and on July 30, 2025, we received written notice (the “Notice”) from HCLP that events of default occurred with respect to the Second A&R Agreements. The Notice provided that, among other thing, (i) with respect to the First Lien Credit Agreement, a default occurred on April 14, 2025, and has been continuing at all times since that date through July 29, 2025, as a result of BCH’s failure to pay all outstanding obligations (including all principal and accrued interest on the loan made pursuant to the First Lien Credit Agreement) on April 14, 2025, and that such default constitutes an Event of Default (as defined in the First Lien Credit Agreement) (such default, the “First Lien Event of Default”) and (ii) with respect to the Second Lien Credit Agreement, a default also occurred on April 14, 2025, which has been continuing at all times since that date through July 29, 2025, as a result of the First Lien Event of Default, which also constitutes an Event of Default (as defined in the Second Lien Credit Agreement) pursuant to the Second Lien Credit Agreement (the “Second Lien Event of Default,” and together with the First Lien Event of Default, the “Specified Events of Default”).

The Notice also provided that, as a result of the Specified Events of Default, the outstanding principal amount of the loans under the Second A&R Agreements and all other amounts owing or payable under each credit agreement or under any other loan document was immediately due and payable (including, without limitation, all interest accrued through July 29, 2025, and all amounts owing under Section 9.04(b) of each credit agreement). Furthermore, the Notice also declared that Accrued Interest (as defined in the Second A&R Agreements), effective as of April 14, 2025, shall accrue on each calendar day on the outstanding amount of the loan under each Credit Agreement, after as well as before judgment, at a rate equal to 11.5% per annum and such accrued interest shall be payable on demand.

As a result of the Specified Events of Default, in accordance with Section 5(c)(i) of each certain security agreements executed in connection with the Second A&R Agreements, the Notice provides that the pledgors pursuant to such security agreements are prohibited from selling, transferring, exchanging, disposing of, or granting any option with respect to the following collateral and any related proceeds as of July 29, 2025: (i) the equity interests in the underlying investment funds, in each case together with the certificates (or other agreements or instruments), if any, representing such equity interests, and all options and other rights, contractual or otherwise, with respect thereto; (ii) the loans and loan agreements made to the funding trusts; (iii) the acquisition documents; (iv) all other accounts, chattel paper, documents, general intangibles, instruments, investment property, money, deposit accounts, goods, commercial tort claims, letters of credit, letter of credit rights and supporting obligations; (v) all proceeds of the property described in the foregoing clauses (i), (ii), (iii) and (iv); and (v) all books and records (including computer software and other records) pertaining to any of the foregoing.

Consistent with the assertions contained in the Notice, HCLP delivered certain letters to each of the Company entity guarantors and pledgors (including BCH, Ben Liquidity, and Beneficient USA, among others) requesting various remedies, including demands for payment of the outstanding obligations and the transfer of applicable HCLP loan collateral and any proceeds therefrom, pursuant to purported rights under the HCLP Loan Agreement. Additionally, HCLP delivered certain letters to Delaware Trust Company, as trustee of certain custody trusts (LT-1 – LT-28 Custody Trusts) that hold HCLP loan collateral, requesting various remedies including the transfer of their applicable HCLP loan collateral and any proceeds therefrom, pursuant to purported rights under the HCLP Loan Agreement. The Company has communicated with the non-Company recipients of the HCLP notices to relay the Company’s position.

On June 19, 2025, Mr. Heppner resigned from his position as CEO and Chairman of the Board of Directors following a request from the Company’s counsel, acting at the direction of the Audit Committee of the Board of Directors, for Mr. Heppner to sit for a formal interview regarding, among other things, his knowledge of certain documents and information concerning Mr. Heppner’s relationship to HCLP provided to the Company’s auditors in 2019. The interview request was made after the Company identified credible evidence that Mr. Heppner participated in fabricating and delivering fake documents to the Company regarding his and others’ relationships to HCLP, knowing that these documents would be provided to the Company’s auditors. The Company is investigating additional information it has learned about other conduct by Mr. Heppner and other persons that purportedly controlled HCLP to determine the extent to which any of that conduct surrounding HCLP was fraudulent. On August 5, 2025, HCLP filed a summons with notice in the Supreme Court of the State of New York seeking a judgment against the Company for amounts owed under the HCLP Loan Agreement in addition to attorney’s fees and litigation costs. The summons with notice did not include a complaint and has not been served on the Company. No action is required by the Company until it has been served. In light of these circumstances, the Company is evaluating the validity of its obligations under the HCLP Loan Agreement and the liens securing the HCLP Loan and is considering all options that it may pursue related to this conduct, including counter claims and litigation against Mr. Heppner, HCLP and any direct or indirect control parties of HCLP. The Company intends to vigorously pursue its claims regarding the validity of such purported indebtedness.

Term Loan

On October 19, 2023, Beneficient Financing, L.L.C. (the “Borrower”), a wholly owned subsidiary of the Company, and BCH, as guarantor (the “Guarantor” and together with the Borrower, the “Loan Parties”), entered into a Credit and Guaranty Agreement (as amended, the “HH-BDH Credit Agreement”) with HH-BDH L.L.C. (the “HH-BDH”), as administrative agent. HH-BDH’s sole member is Hicks Holdings. The managing member of Hicks Holdings is Mr. Thomas O. Hicks, a member of the Company’s Board of Directors. HH-BDH funded the amounts under the HH-BDH Credit Agreement with the proceeds of a third-party financing (the “Financing”).

The HH-BDH Credit Agreement provides for a three-year term loan in the aggregate principal amount of $25.0 million (the “Term Loan”), which was fully drawn on closing. On August 16, 2024, that certain Amendment No. 1 and Waiver No. 1 to the Credit and Guaranty Agreement and Each Other Loan Document (the “Amendment,” and the Credit Agreement, as amended by the Amendment, the “Amended Credit Agreement”), was executed to add a subsequent term loan of $1.7 million, which was fully drawn upon the closing of the Amendment (together with the Term Loan, the “Loans”).

The Amended Credit Agreement also required the Borrower to prepay the outstanding principal balance of the Loans in the amount of $200 thousand, $200 thousand, $200 thousand, $200 thousand and $875 thousand on each of September 7, 2024, October 7, 2024, November 7, 2024, December 7, 2024 and December 31, 2024, respectively. Furthermore, on each Required Payment Date (defined in the Amended Credit Agreement as December 31, 2024 and the last business day of each calendar month thereafter), the Borrower shall prepay the outstanding principal balance of the Loans by an amount equal to the lesser of (a) the Total Portfolio Net Receipts (as defined in the Amended Credit Agreement) for the most recently ended period beginning on the 16th day of each month and ending on the 15th day of the immediately following month, and (b) as of each Required Payment Date, an amount equal to the excess, if any, of (x)(i) the number of Required Payment Dates occurring on or prior to such Required Payment Date, multiplied by (ii) $500,000, minus (y) the amount of all Excess Payments (as defined in the Amended Credit Agreement) made prior to such Required Payment Date. Additionally, the Amended Credit Agreement requires the Borrower to make certain minimum monthly payments to prepay the balance of the Loans.

Borrowings under the HH-BDH Credit Agreement, as amended, bear interest, at the Company’s option, calculated according to a base rate, adjusted term SOFR rate, or adjusted daily simple SOFR rate, plus an applicable margin, subject to a Maximum Rate determined by applicable law in the State of New York. The Company elected the adjusted daily simple SOFR rate with a margin of 6.5% for the first two years and 5.5% for the third year for the Loans. Accrued and unpaid interest is payable monthly, upon prepayment, and at maturity.

The Loans will mature on October 19, 2026, and all remaining outstanding principal amounts and accrued and unpaid interest thereon shall be due and payable on such date. As of March 31, 2025 and 2024, the unamortized discount related to the Term Loan was $0.9 million and $1.5 million, respectively.

Subsequent to March 31, 2025, we agreed to enter into an amendment to the term loan with HH-BDH to add an additional term loan of $850 thousand, which was used to provide working capital. Such negotiations remain in process as of the issuance date of these financial statements.

The Term Loan is secured in part by pledges of: (a) substantially all of the assets of the Borrower, (b) the Guarantor’s equity interests in the Borrower, (c) 97.5% of the equity interests held by The EP-00117 Custody Trust, a Delaware statutory trust known as the “Custody Trust,” in certain entities that hold interests in private investment funds, which, as of March 31, 2025 and 2024, represented approximately 41.9% and 41.5%, respectively, of all assets held by the Customer ExAlt Trusts and (d) certain deposit accounts.

The HH-BDH Credit Agreement, as amended, contains customary representations, warranties, affirmative and negative covenants, including covenants which restrict the ability of the Loan Parties, the Custody Trust and certain affiliated entities to, among other things, create liens, incur additional indebtedness, make certain restricted payments and engage in certain other transactions, in each case subject to certain customary exceptions. In addition, the HH-BDH Credit Agreement, as amended, contains certain financial maintenance covenants, including a debt service coverage ratio of 2.00 to 1.00 and beginning December 31, 2024, a minimum liquidity requirement of $4.0 million, measured on the last day of each month.

Additionally, the HH-BDH Credit Agreement, as amended, contains customary events of default relating to, among other things, payment defaults, breach of covenants, cross default of material indebtedness, bankruptcy-related defaults, judgment defaults, the occurrence of certain change of control events and the Class A common stock being suspended from trading for more than two consecutive days or delisting from Nasdaq. The occurrence of an event of default may result in the acceleration of repayment obligations with respect to any outstanding principal amounts and foreclosure on the collateral. As part of the Amendment, certain events of default resulting from the occurrence of the Acknowledged Defaults (as defined in the Amendment) were waived, provided that in the case of the expense reimbursement default, the Borrower must cure the expense reimbursement default upon the earlier of (i) November 1, 2024 and (ii) two business days following the effectiveness of Company’s registration statement for resale of the shares of Class A common stock, underlying the convertible debentures and warrants described in Note 10.

The Company has at times in late fiscal year 2025 and in subsequent periods been in default on certain of these requirements, including delayed interest and principal payments and noncompliance with the minimum monthly liquidity requirement, among others. As of the issuance date of these financial statements, the lender has not notified the Company that it intends to declare an event of default related to these defaults involving certain payment obligations, financial covenants, and information reporting requirements, and the Company is actively working with the lender on waivers related to these defaults along with an amendment to the HH-BDH Credit Agreement. Such negotiations remain in process as of the issuance date of these financial statements.

The events of default under the Second A&R Agreements described above triggered a cross default provision in the HH-BDH Credit Agreement. The Company timely notified HH-BDH of the cross default and, as of the issuance date of these financial statements, HH-BDH has not notified the Company that it intends to declare an event of default as its relates to the cross default provision of the HH-BDH Credit Agreement.

Hicks Holdings will receive the following fees and payments in connection with the Loans:

●	A non-refundable fee in an amount equal to 1.0% of the aggregate commitments under the Term Loan upon execution of the HH-BDH Credit Agreement (the “Closing Date”);

●	On each Payment Date, from and including: (1) from the Closing Date until the second anniversary of the Closing Date, an interest payment at an interest rate equal to 3.0% per annum; and (2) from the second anniversary of the Closing Date until the loans are repaid in full, interest payments at an interest rate equal to 2.0% per annum (such interest is in included in HH-BDH’s receipt of interest payments as described above);

●	If any amounts under the HH-BDH Credit Agreement are prepaid prior to the scheduled Make Whole Date, including by reason of acceleration, a make-whole payment equal to the product of the principal amounts being repaid and the applicable interest rate plus 3.0% and the number of calendar days between the date of such prepayment and the scheduled Make Whole Date, divided by 360; and

●	Certain fees, payments and expenses incurred by Hicks Holdings in connection with the Financing.

Aggregate maturities of principal, considering the existing events of default as described above, on the debt due to related parties for the next five fiscal years ending March 31 are as follows:

(Dollars in thousands)	Debt Due to Related Parties
2026	$118,535
2027	—
2028	—
2029	—
2030	—